SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Risks and uncertainties, Short-term investment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies
Percentage of decrease in revenue, excluding the impact of foreign currency translation	3.90%
Percentage of depreciation of Renminbi against U.S. dollars	4.20%
Amount of decrease in revenues	$ 1,461,355
Percentage of decrease in revenue	7.90%
Revenue	$ 16,963,957	$ 18,425,312	$ 23,875,331
Short-term investments	1,131,267	811,498
Accrued interest	$ 23,556	$ 10,683